Inventories (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventory
Inventory	$ 5,723	$ 5,913
Amount of inventory recognized as expense	(6,300)	(5,800)	$ (5,200)
Inventory provisions	(526)	(467)	(373)
Reversals of inventory provisions	156	111	$ 121
Raw material, consumables
Inventory
Inventory	843	963
Work in progress
Inventory
Inventory	3,448	3,502
Finished products
Inventory
Inventory	$ 1,432	$ 1,448